SCHEDULE OF KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Fee and short term employee benefits [member]
IfrsStatementLineItems [Line Items]
Total Key Management Personnel	$ 1,936	$ 1,878	$ 1,282
Post employment benefits [member]
IfrsStatementLineItems [Line Items]
Total Key Management Personnel	$ 13	$ 6	$ 2